Fair Value Measurement (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 3,159,568	$ 2,955,313
Common stock - Eastman Chemical Company
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	217,000	266,000
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,159,568	2,955,313
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,563	5,617
Fair Value, Inputs, Level 1 | Common stock - Eastman Chemical Company
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	216,548	265,688
Fair Value, Inputs, Level 1 | Common stock - other
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	124,441	121,904
Fair Value, Inputs, Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	178,543	169,871
Fair Value, Inputs, Level 1 | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,445,950	2,213,427
Fair Value, Inputs, Level 1 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 189,523	$ 178,806